Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Ireland	$624,642	$432,963	$231,893
United States	(352,532)	(270,440)	(278,413)
Other	352,357	405,328	243,200
Income before income tax expense	$624,467	$567,851	$196,680

Summary of Components of Provision for Income Taxes
The components of income tax expense are as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Income tax expense:
Current tax (benefit)/expense:
Ireland	$80,427	$53,248	$18,469
United States	(42,428)	60,753	35,478
Other	59,153	70,395	48,003
Total current tax expense	97,152	184,396	101,950

Deferred tax (benefit)/expense:
Ireland	45,253	(6,166)	553
United States	(143,323)	(118,475)	(52,717)
Other	12,667	(344)	(8,452)
Total deferred tax benefit	(85,403)	(124,985)	(60,616)

Income tax expense allocated to continuing operations	11,749	59,411	41,334

Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	(3,903)	7,211	1,776
Cash flow hedge	301	—	—
Total	$8,147	$66,622	$43,110

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2022:12.5%; 2021:12.5%)	$78,058	$70,980	$24,586
Rate differential from amortization of intangible assets	(71,223)	(59,330)	(31,228)
Foreign and other income taxed at higher rates	35,778	52,464	51,273
Research & development tax incentives	(3,868)	(2,608)	(3,120)
Movement in valuation allowance	(1,068)	(777)	3,101
Effects of change in tax rates	3,154	(300)	(128)
(Decrease)/ increase in unrecognized tax benefits	(54,347)	8,392	5,246
Investor tax expense on foreign subsidiary earnings	39,165	—	—
Impact of stock compensation	(11,487)	(8,756)	(9,083)
Other	(2,413)	(654)	687
Income tax expense	$11,749	$59,411	$41,334

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2023	December 31, 2022
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$7,547	$10,927
Operating right-of-use-assets	16,108	23,260
Goodwill	39,014	37,150
Intangible assets	950,055	1,078,302
Investments in foreign subsidiaries	52,408	1,587
Other	7,982	7,467
Total deferred tax liabilities recognized	1,073,114	1,158,693

Deferred tax assets:
Operating loss and tax credits carryforwards	124,150	88,697
Property, plant and equipment	9,082	6,010
Operating lease liabilities	20,190	27,593
Intangible assets	2,166	3,602
Stock compensation	17,605	21,862
Other liabilities	84,928	66,933
Unearned revenue	23,748	66,565
Other	8,774	9,155
Total deferred tax assets	290,643	290,417
Valuation allowance for deferred tax assets	(42,967)	(43,379)
Deferred tax assets recognized	247,676	247,038
Overall net deferred tax liability	$(825,438)	$(911,655)

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of the US NOLs are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2024-2037	$1,744	$271,434
2038-2042	—	50,685
Indefinite	—	9,251
	$1,744	$331,370

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Unrecognized tax benefits at start of year	$217,584	$202,065	$19,078
Increase related to acquired tax positions	—	—	170,047
Increase related to prior year tax positions	1,161	16,098	204
Decrease related to prior year tax positions	(918)	(5,442)	(1,695)
Increase related to current year tax positions	4,552	5,701	18,613
Settlements	—	—	(844)
Lapse of statute of limitations	(62,363)	(838)	(3,338)
Unrecognized tax benefits at end of year	$160,016	$217,584	$202,065